CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Checking and savings accounts (reported as cash and cash equivalents)	$ 8,943	$ 13,642	$ 111,280	$ 44,909	$ 19,672	$ 0
Money market funds	29,972	19,945		0
Corporate debt securities (reported as short-term investments)	60,251	70,113		0
Total	$ 99,166	$ 103,700		$ 44,909